Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income (loss)	$ 6,968	$ 3,713	$ (2,257)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	120	(122)	(288)
Total other comprehensive income (loss)	120	(122)	(288)
Comprehensive income (loss)	$ 7,088	$ 3,591	$ (2,545)